Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment

Note 14	Property, plant and equipment

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE		NETWORK INFRASTRUCTURE AND EQUIPMENT (1)	LAND AND BUILDINGS (1)	ASSETS UNDER CONSTRUCTION	TOTAL
COST
December 31, 2018			64,248	6,071	1,764	72,083
Adoption of IFRS 16	2,	35	800	1,457	—	2,257
January 1, 2019			65,048	7,528	1,764	74,340
Additions			2,510	569	1,705	4,784
Acquired through business combinations			3	38	—	41
Transfers			1,132	(9)	(1,782)	(659)
Retirements and disposals			(1,085)	(43)	—	(1,128)
Impairment losses recognized in earnings	7		(11)	(4)	—	(15)
December 31, 2019			67,597	8,079	1,687	77,363
ACCUMULATED DEPRECIATION
January 1, 2019			43,834	3,405	—	47,239
Depreciation			3,030	466	—	3,496
Retirements and disposals			(1,003)	(27)	—	(1,030)
Other			53	(31)	—	22
December 31, 2019			45,914	3,813	—	49,727
NET CARRYING AMOUNT
January 1, 2019			21,214	4,123	1,764	27,101
December 31, 2019			21,683	4,266	1,687	27,636

(1)	Includes right-of-use assets. See Note 15, Leases, for additional details.

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	ASSETS UNDER CONSTRUCTION	TOTAL(1)
COST
January 1, 2018		61,484	5,961	1,774	69,219
Additions		2,699	72	1,437	4,208
Acquired through business combinations		144	49	—	193
Transfers		898	43	(1,447)	(506)
Retirements and disposals		(969)	(54)	—	(1,023)
Impairment losses recognized in earnings	7	(8)	—	—	(8)
December 31, 2018		64,248	6,071	1,764	72,083
ACCUMULATED DEPRECIATION
January 1, 2018		41,949	3,241	—	45,190
Depreciation		2,923	222	—	3,145
Retirements and disposals		(931)	(52)	—	(983)
Other		(107)	(6)	—	(113)
December 31, 2018		43,834	3,405	—	47,239
NET CARRYING AMOUNT
January 1, 2018		19,535	2,720	1,774	24,029
December 31, 2018		20,414	2,666	1,764	24,844

(1)	Includes assets under finance lease. See Note 15, Leases, for additional details